GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of GOODWILL [Abstract]
Disclosure Of Detailed Information About Reconciliation Of Changes In Goodwill [Text Block]
	As of December 31,
	2018	2017
	RMB’000	RMB’000

Carrying amount	3,735	3,735
Accumulated impairment losses	(3,735)	(3,735)
	-	-